LONG-TERM DEBT, NET (Studio City Project Facility) - Additional Information (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 HKD	Sep. 30, 2015 USD ($)	Sep. 30, 2016 HKD	Dec. 31, 2015 USD ($)
Long-Term Debt [Line Items]
Repayment of long term debt	$ 54,762		$ 68,680
Current portion of long-term debt, net	117,393				$ 102,836
Studio City Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Repayment of long term debt	38,870	HKD 302,413,800
Studio City Project Facility [Member] | Term Loan Facility [Member] | Settled through Net Proceeds from Issuance of Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Current portion of long-term debt, net refinanced on a long-term basis	84,518
Studio City Project Facility [Member] | Term Loan Facility [Member] | Settled with Cash on Hand [Member]
Long-Term Debt [Line Items]
Current portion of long-term debt, net	66,889
Studio City Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Amount available for future drawdown	$ 99,668			HKD 775,420,000